Note 12 - Shareholders' Capital	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
12.	SHAREHOLDERS' CAPITAL

Just Energy is authorized to issue an unlimited number of common shares and
50,000,000
preference shares issuable in series, both with
no
par value. Shares outstanding have
no
preferences, rights or restrictions attached to them.

(a)	Details of issued and outstanding shareholders' capital are as follows:

	Six months ended		Year ended
	Sept. 30, 2020		March 31, 2020
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	4,594,371	$1,099,864	4,533,211	$1,088,538
Share-based awards exercised	798	176	61,160	11,326
Issuance of shares due to Recapitalization	43,392,412	438,642	-	-
Issuance cost	-	(1,572)	-	-
Balance, end of period	47,987,581	$1,537,110	4,594,371	$1,099,864

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,662,165	$146,965	4,662,165	$146,965
Exchanged to common shares	(4,662,165)	(146,965)	-	-
Balance, end of period	-	$-	4,662,165	$146,965

Shareholders' capital	47,987,581	$1,537,110	9,256,536	$1,246,829

The above table reflects the impacts of the Recapitalization including the extinguished convertible debentures, the settlement of the preferred shares and the issuance of new common shares. The common shares have been adjusted retrospectively to reflect the
33:1
share consolidation as part of Recapitalization (Note
12c
).

(b)	Dividends and distributions

In the
second
quarter of fiscal
2020,
the Company suspended its dividend on common shares. For the quarters ended
September 30, 2020
and
September 30, 2019,
respectively,
no
dividends per common share were declared by Just Energy. For the six
months ended
September 30, 2020,
no
dividends per common share were declared by Just Energy. For the six
months ended
September 30, 2019
one
dividend of
$0.125
per common share was declared by Just Energy resulting in a total dividend paid of
$18.7
million.

As a result of the dividend suspension, distributions related to the dividends also ceased. There were no
distributions during the
three
months ended
September 30, 2020,
consistent with the same quarter in fiscal
2020.
Distributions for the
six
months ended
September 30, 2020
were
$23,
which were consistent with the same period in the prior year. These distributions related to the shares which were paid to the Board of Directors in accordance with the terms of the Canadian and U.S. Plans during the periods.

On
December 2, 2019,
the Board suspended the dividend on its Series A Preferred Shares. For the quarters ended
September 30, 2020
and
September 30, 2019
no
dividends per preferred shares were declared by Just Energy. For the six
months ended
September 30, 2020,
no
dividends per preferred share were declared by Just Energy. For the six
months ended
September 30, 2019
one
dividend of
$0.53125
per preferred share was declared by Just Energy resulting in a total dividend paid of
$3.3
million.

Under the senior secured credit facility and the
10.25%
term loan, Just Energy is
not
allowed to pay dividends to the shareholders of Just Energy.

(c)	Recapitalization transaction

On
September 28, 2020,
the Company completed a comprehensive plan to strengthen and de-risk the business, positioning the Company for sustainable growth as an independent industry leader (the “Recapitalization”). The Recapitalization was undertaken through a plan of arrangement under the CBCA and included:

•	The consolidation of the Company's common shares on a 1 -for- 33 basis;

•	Exchange of the
6.75%
$100M
convertible debentures and the
6.75%
$160M
convertible debentures for common shares and
$15
million principal amount of new subordinated notes (
“7.0%
$15M
subordinated notes”). The
7.0%
$15M
subordinated notes have principal amount of
$15
million, which was reduced through a tender offer for
no
consideration, subsequent to
September 30, 2020,
to
$13.1
million;

•	Extension of $335 million of the Company's credit facilities to December 2023, with revised covenants and a schedule of commitment reductions throughout the term;

•	Existing
8.75%
loan and the remaining convertible bonds due
December 31, 2020
were exchanged for a new term loan due
March 2024 (
the
“10.25%
term loan”) and common shares, with interest on the new term loan to be initially paid-in-kind until certain financial measures are achieved;

•	Exchange of all of the 8.50%, fixed-to-floating rate, cumulative, redeemable, perpetual preferred shares for common shares;

•	Accrued and unpaid interest paid in cash on the subordinated convertible debentures until September 28, 2020;

•	The payment of certain expenses of the ad hoc group of convertible debenture holders;

•	The issuance of approximately
$3.7
million of common shares by way of an additional private placement to the Company's term loan lenders at the same subscription price available to all securityholders pursuant to the new equity subscription offering, proceeds of which partially offset the incremental cash costs to the ad hoc group noted above;

•	The entitlement of holders of Just Energy's existing
8.75%
loan,
6.5%
convertible bonds, the subordinated convertible debentures, preferred shares and common shares as of
July 23, 2020
to subscribe for post-consolidation common shares at a price per share of
$3.412,
with subscriptions totaling
15,174,950
common shares resulting in cash proceeds for Just Energy of approximately
$52
million;

•	Pursuant to the previously announced backstop commitments, the acquisition of
14,137,580
common shares by the backstop parties, on a post-consolidation basis resulting in cash proceeds for Just Energy of approximately
$48.0
million; for a total aggregate proceeds from the equity subscription option of approximately
$100.0
million, which was used to reduce debt and for general corporate purposes. In accordance with the Plan of Arrangement, the Board of Directors of Just Energy determined that the value of the equity subscription offer on
September 28, 2020
was
$4.868
per share;

•	The settlement of litigation related to the
2018
acquisition of Filter Group Inc. pursuant to which shareholders of the Filter Group received an aggregate of
$1.8
million in cash and
429,958
common shares; and

•	The implementation of a new management equity incentive plan that will permit the granting of various types of equity awards, including stock options, share appreciation rights, restricted shares and deferred shares; and

•	The Recapitalization did
not
result in tax expense or cash taxes since any debt forgiveness resulting from the exchange of the convertible debentures was fully reduced by operating and capital losses previously not
used.

The Recapitalization resulted in total net gain of
$50.3
million for the
six
months ended
September 30, 2020.
The net gain reported in the consolidated statements of income (loss) is made up of the gain of
$77.0
million related to reduction in debt, partially offset by
$26.7
million of expense incurred in relation to the Recapitalization, which was not
capitalized.